Convertible Preferred Stock - Convertible Preferred Stock Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2020	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Sep. 30, 2018
Class of Warrant or Right [Line Items]
Convertible preferred stock warrants	$ 0	$ 3,096
Preferred Stock Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)		7,598,424
Convertible preferred stock warrants	$ 0	$ 3,100
Issued September 2018
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)		2,312,296
Strike (in dollars per share)		$ 0.59
Convertible preferred stock warrants		$ 1,256					$ 170
Issued February 2019
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)		153,807
Strike (in dollars per share)		$ 0.59
Convertible preferred stock warrants		$ 84				$ 12
Issued March 2019
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)		1,146,214
Strike (in dollars per share)		$ 1.12
Convertible preferred stock warrants		$ 397			$ 87
Issued April 2019
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)		3,575,879
Strike (in dollars per share)		$ 1.12
Convertible preferred stock warrants		$ 1,240		$ 313
Issued March 2020
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)		410,228
Strike (in dollars per share)		$ 1.64
Convertible preferred stock warrants		$ 119	$ 201